ENTITY-WIDE DISCLOSURES - Net Revenues by Geographic Location (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Entity Location [Line Items]
Total net revenues	€ 5,095,254	€ 4,270,894	€ 3,459,790
Italy
Entity Location [Line Items]
Total net revenues	379,898	409,992	322,573
Rest of EMEA
Entity Location [Line Items]
Total net revenues	2,045,888	1,869,864	1,634,515
of which UK
Entity Location [Line Items]
Total net revenues	536,280	457,060	484,701
of which Germany
Entity Location [Line Items]
Total net revenues	430,380	367,087	280,191
Americas
Entity Location [Line Items]
Total net revenues	1,407,790	1,097,904	883,228
of which United States of America
Entity Location [Line Items]
Total net revenues	1,198,834	930,316	747,373
Mainland China, Hong Kong and Taiwan
Entity Location [Line Items]
Total net revenues	621,407	332,971	191,907
Rest of APAC
Entity Location [Line Items]
Total net revenues	€ 640,271	€ 560,163	€ 427,567